INTEREST EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interest expenses [Abstract]
Interest on bank loans	$ 6,139	$ 5,300	$ 3,834
Interest on loans from related parties (Note 5)	0	629	312
Amortisation of upfront fees on bank loans	220	0	0
Guarantee fees to related parties (Note 5)	54	451	514
Other finance cost	104	168	239
Interest Expense	$ 6,517	$ 6,548	$ 4,899